Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	ADVANCED MICRO DEVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07882
Entity Tax Identification Number	94-1692300
Entity Address, Address Line One	2485 Augustine Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	749-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000002488
Amendment Flag	false